Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Buildings	$11,242,355	$10,384,017
Machinery and equipment	7,984,596	7,632,069
Electronic equipment	2,278,607	1,876,114
Transportation vehicles	339,942	219,449
Office equipment	299,795	280,455
Leasehold improvement	546,037	793,929
Construction in progress	7,661,744	3,826,690
Total property plant and equipment, at cost	30,353,076	25,012,723
Less: accumulated depreciation	(6,909,484)	(5,596,894)
Property, plant and equipment, net	$23,443,592	$19,415,829

Depreciation expense was $1,177,801 and $1,033,422 for the six months ended March 31, 2023 and 2022, respectively. For the six months ended March 31, 2023 and 2022, the Company recorded no impairment of property, plant and equipment.

For the six months ended March 31, 2023 and 2022, the Company purchased new property plant and equipment of $1,294,113 and $1,388,888, respectively. For the six months ended March 31, 2023 and 2022, the Company also spent approximately $3,640,520 and $0 for the construction in progress regarding building and equipment, respectively.

For the six months ended March 31, 2023, the Company disposed machinery, equipment and transportation vehicles with a net book value of $205,928 (cost of $290,302, accumulated depreciation of $84,374) and received cash from disposal of $366,216, causing a net disposal income of $160,288 included in operating income. For the six months ended March 31, 2022, the Company disposed machinery, equipment and transportation vehicles with a net book value of $1,242 (cost of $2,638, accumulated depreciation of $1,396) and received cash from disposal of $0, causing a net disposal loss of $1,242 included in operating income. The disposal was related to cutting maintenance cost of idle machinery, equipment, and transportation, and thus improving the production efficiency after the disposal.

For the six months ended March 31,2023 and 2022, the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of March 31, 2023 and September 30, 2022, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 12.